Capital Stock - Additional Information, Stock-based compensation (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2017	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)				0	0	2,629,000
Weighted-average grant-date fair value of options granted (in dollars per share)				$ 0	$ 0	$ 1.53
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares reserved for issuance upon exercise of options or equity awards granted or to be granted				5,158,441	5,581,663
Stock options granted (in shares)				0	0	2,620,582
Stock option, term (in years)				10 years
Vesting period (in years)				3 years
Unrecognized compensation cost related to non-vested stock options granted under the Plans				$ 200,000
Compensation costs				1,000,000	$ 1,900,000	$ 3,000,000
Intrinsic value of outstanding in-the-money stock options				$ 0	$ 0
Weighted-average remaining life (in years)				5 years 8 months 12 days	6 years 8 months 12 days
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 1.53
Expected volatility used in computing fair value of options granted						65.20%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				5 years		5 years 6 months
Dividend yield used in computing fair value of options granted						5.90%
Risk-free interest rate used in computing fair value of options granted						2.50%
Estimated forfeiture rate used in computing fair value of options granted						6.00%
Stock Options | Non-Management Directors | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)		58,843
Stock option, term (in years)			10 years
Stock Options | Officer | Teekay Tankers
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	218,223
Stock option, term (in years)	10 years
Vesting period (in years)	3 years
Stock Options | Nonvested
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of non-vested options forfeited				$ 0	$ 200,000	$ 400,000
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				3 years
Common stock conversion (in shares)				1
Number of shares or units granted equity based compensation awards				355,944	986,314	831,118
Shares Granted, Value, Share-based Payment Arrangement, before Forfeiture				$ 1,400,000	$ 3,100,000	$ 3,300,000
Vested restricted stock (in shares)				880,320	480,498	317,283
Market value of vested restricted stock				$ 4,700,000	$ 3,000,000	$ 3,000,000
Stock granted (in shares)				222,590	256,780	182,653
Share based compensation expense				$ 2,300,000	$ 3,100,000	$ 3,300,000
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation costs				$ 600,000	$ 600,000	$ 400,000
Number of shares or units granted equity based compensation awards				149,366	203,468	111,808